Income Taxes (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Federal tax rate	5.00%			21.00%	21.00%	21.00%	21.00%
Net operating loss carryforwards (in Dollars)		$ 47,162,735		$ 47,162,735		$ 40,447,615
Percentage of taxable income				80.00%		80.00%
Suspend limitation						80.00%
Valuation allowance percentage						0.00%
Enterprise income tax (in Dollars)		53	$ 710	$ 1,482	$ 1,722	$ 2,353	$ 10,676
Minimum [Member]
Income Taxes [Line Items]
Expiration date				2034		2034
Maximum [Member]
Income Taxes [Line Items]
Expiration date				2038		2038
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Standard tax rate						25.00%
Enterprise income tax (in Dollars)						$ 2,353	$ 10,676
Tax Year 2018 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)						12,561,963
Tax Year 2019 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)		34,600,772		$ 34,600,772		$ 27,885,652
Tax Year 2017 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)		$ 12,561,963		$ 12,561,963